OPERATING SEGMENTS - Disclosure of Geographic Information (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Disclosure of geographical areas [line items]
Assets	$ 12,834,420	$ 6,956,751
Loss and comprehensive loss	(12,145,790)	(7,436,861)
Canada [Member]
Disclosure of geographical areas [line items]
Assets	12,810,611	6,949,603
Loss and comprehensive loss	(11,885,110)	(7,246,353)
Netherlands [Member]
Disclosure of geographical areas [line items]
Assets	23,809	7,148
Loss and comprehensive loss	$ (260,680)	$ (190,508)